3. Accounts Receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
	30-Jun-16	31-Dec-15

Gross accounts receivable	$154,222	$56,704
Less: allowance for doubtful accounts	(2,486)	(8,419)
Accounts receivable, net	$151,736	$48,285

	December 31, 2015	December 31, 2014
Gross accounts receivable	$56,704	$66,980
Less: allowance for doubtful accounts	(8,419)	(9,338)
Accounts receivable, net	$48,285	$57,642